Shareholder Fees {- Fidelity® Dividend ETF for Rising Rates}	Dec. 01, 2020 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-07 | Fidelity® Dividend ETF for Rising Rates
Shareholder Fees:
(fees paid directly from your investment)	none